Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 134.44%Δ
Australia - 17.76%
APA Group ∞	403,296	$2,990,315
Atlas Arteria ∞	1,560,105	8,930,555
Sydney Airport ∞	3,551,269	20,161,222
Transurban Group ∞	2,609,374	26,271,401
		58,353,493
Brazil - 2.74%
Cia de Saneamento do Parana	429,880	9,008,690
		9,008,690
Canada - 13.56%
Enbridge ∞	613,102	20,505,807
Pembina Pipeline ∞	72,497	2,653,976
TC Energy ∞	417,219	21,378,008
		44,537,791
China/Hong Kong - 4.35%
China Longyuan Power Group Class H ∞	4,391,000	2,413,807
CLP Holdings ∞	829,500	8,543,203
Huadian Fuxin Energy Class H ∞	19,826,000	3,312,594
		14,269,604
France - 3.79%
Aeroports de Paris ∞	42,434	7,326,660
Vinci ∞	46,859	5,124,270
		12,450,930
Italy - 18.84%
Atlantia ∞	926,511	22,575,228
Enav 144A # ∞	2,905,426	16,413,032
Enel ∞	944,189	6,842,641
Snam ∞	1,122,761	5,675,010
Terna Rete Elettrica Nazionale ∞	1,654,614	10,383,618
		61,889,529
Japan - 2.60%
East Japan Railway ∞	89,700	8,540,646
		8,540,646
Mexico - 5.66%
ALEATICA ∞	8,655,222	7,985,183
Infraestructura Energetica Nova ∞	2,517,106	10,610,240
		18,595,423
Netherlands - 1.77%
Koninklijke Vopak ∞	122,111	5,819,155
		5,819,155

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Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain - 4.26%
Iberdrola ∞	1,361,679	$13,995,716
		13,995,716
Switzerland - 3.46%
Flughafen Zuerich ∞	61,983	11,372,683
		11,372,683
United Kingdom - 14.29%
National Grid ∞	2,160,449	22,568,481
Severn Trent ∞	580,813	14,636,406
United Utilities Group ∞	982,661	9,732,987
		46,937,874
United States - 41.36%
American Electric Power ∞	26,900	2,451,935
Atmos Energy ∞	45,900	5,059,557
Cheniere Energy † ∞	425,316	25,395,618
Dominion Energy ∞	101,300	7,863,919
Eversource Energy ∞	176,000	14,102,880
Kinder Morgan ∞	357,100	7,238,417
NextEra Energy ∞	80,900	17,723,572
Sempra Energy ∞	168,400	23,850,492
Southwest Gas Holdings ∞	143,400	13,082,382
Williams ∞	809,100	19,094,760
		135,863,532

Total Common Stock (cost $424,735,740)		441,635,066

Master Limited Partnerships – 4.77%
Buckeye Partners ∞	104,600	4,291,738
Energy Transfer Equity ∞	340,100	4,628,761
Enterprise Products Partners ∞	236,756	6,749,914
Total Master Limited Partnerships (cost $14,411,636)		15,670,413
Total Value of Securities – 139.21%
(cost $439,147,376)		457,305,479
Leverage Facility – (43.22%)		(141,961,841)
Receivables and Other Assets Net of Liabilities – 4.01%		13,161,495
Net Assets Applicable to 12,468,293 Shares Outstanding – 100.00%		$328,505,133

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(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Aug. 31, 2019, the aggregate value of Rule 144A securities was $16,413,032, which represents
5.00% of the Fund’s net assets.
Δ Securities have been classified by country of origin.
†	Non-income producing security.
∞ Fully or partially pledged as collateral for borrowing transactions.

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